ASSET ACQUISITION	12 Months Ended
Dec. 31, 2022
ASSET ACQUISITION [Abstract]
ASSET ACQUISITION
4.	ASSET ACQUISITION

On June 1, 2022, the Company entered into an asset purchase agreement (the “Asset Acquisition”) with Delta Express Delivery, Inc. (“Delta”) whereby the Company, through ParcelPal USA, acquired a customer contract between Delta and FedEx Ground Package System, Inc. (“FedEx”) (the “FedEx Contract”) making ParcelPal USA an independent service provider for FedEx. In addition to the FedEx Contract, the Company also acquired 12 delivery vehicles from Delta. The acquisition of the FedEx Contract and the vehicles was treated as an asset acquisition. The Company issued 13,473,358 common shares, fair valued at $269,467 (US $209,107) and will make two payments of US $336,834 by November 1, 2022, as at December 31, 2022 the amount was still outstanding. The allocation of the purchase price is as follows:

Purchase price consideration	$
Consideration – cash	868,129
Consideration – shares	269,467
Fair value of consideration	1,137,596

Vehicles	452,343
Customer contract	685,253
Total net assets acquired	1,137,596

On completion of the Asset Acquisition the Company, through ParcelPal USA, began generating revenue from the FedEx Contract and as at December 31, 2022 the Company had generated $1,141,965 in revenue from the FedEx Contract.

As at December 31, 2022, the Company’s purchase obligation outstanding is $912,416 (2021 - $nil).